Annual Total Returns[BarChart] - Core Bond - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.44%	9.72%	(0.35%)	6.76%	0.51%	2.75%	4.29%	(1.11%)	9.53%	9.22%